                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, LLC
Address: 152 West 57th Street
         New York, New York 10019


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer

Phone:   (212)  333-0109

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos       New York, New York     4/03/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     165

Form 13F Information Table Value Total:     1,613,726
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name           None

         1         28-3498                  Mark Kingdon

         [Repeat as necessary.]


Holdings of US Listed equities held as at 31st December 1999

                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                        DECEMBER 31, 1999


                                                                                                             VOTING DISCRETION
                                                                                                   OTHER
NAME OF ISSUER     TITLE OF       CUSIP      MARKET        SHARES     SH/PRN    PUT    INVESTMENT  MANAGERS  SOLE     SHARED NONE
                   CLASS                     VALUE         PRN AMT              /CALL  DISCRETION
                                             *1000
--------------     --------       -------    ------        --------   -------   ------ ----------  --------  ----     -----  ----
Adelphia Bus.
 Solutions         Common Stock  006847107   9,462,500.00      200,000                 SHARED-OTHER          1      x
Ace Ltd.           Common Stock  G0070K103  16,687,500.00    1,000,000                 SHARED-OTHER          1      x
Actuate Corp.      Common Stock  00508B102  11,311,062.50      264,200                 SHARED-OTHER          1      x
ADLAC Jan 55
 Calls             Calls         006848905   2,100,000.00        2,000                 SHARED-OTHER          1      x
Alyn Corp.         Common Stock  022611107   6,470,910.00    3,235,455                 SHARED-OTHER          1      x
Advanced Micro     Common Stock  007903107  14,468,750.00      500,000                 SHARED-OTHER          1      x
Amgen              Common Stock  031162100   3,000,000.00       50,000                 SHARED-OTHER          1      x
AMR Corp.          Common Stock  001765106  16,750,000.00      250,000                 SHARED-OTHER          1      x
APAC Customer
 Services          Common Stock  00185E106     774,925.00       55,600                 SHARED-OTHER          1      x
AppNet Systems
 Inc.              Common Stock  03831Q101   5,897,812.50      135,000                 SHARED-OTHER          1      x
Aracruz Celulose
 ADR               Common Stock  038496204   9,187,500.00      350,000                 SHARED-OTHER          1      x
Ariba Inc.         Common Stock  04033V104  10,425,300.00       58,900                 SHARED-OTHER          1      x
Atlantic Richfield Common Stock  048825103  51,900,000.00      600,000                 SHARED-OTHER          1      x
AC Nielsen Corp.   Common Stock  004833109   3,693,750.00      150,000                 SHARED-OTHER          1      x
Art Tech. Group
 Inc               Common Stock  04289L107  24,191,625.00      186,000                 SHARED-OTHER          1      x
ASM International  Common Stock  N07045102   3,935,156.25      172,500                 SHARED-OTHER          1      x
Atmel Corp.        Common Stock  049513104   5,925,000.00      200,000                 SHARED-OTHER          1      x
Activision Inc.    Common Stock  004930202   7,043,750.00      460,000                 SHARED-OTHER          1      x
Axent Technologies Common Stock  05459C108  10,306,800.00      490,800                 SHARED-OTHER          1      x
Alza Corp.         Common Stock  022615108   6,925,000.00      200,000                 SHARED-OTHER          1      x
Bally Total
 Fitness           Common Stock  05873K108  31,328,456.25    1,173,900                 SHARED-OTHER          1      x
Birmingham Steel
 Corp.             Common Stock  091250100     292,187.50       55,000                 SHARED-OTHER          1      x
BJS Wholesale Club Common Stock  05548J106   9,807,550.00      268,700                 SHARED-OTHER          1      x
Broadwing Inc.     Common Stock  111620100   8,112,500.00      220,000                 SHARED-OTHER          1      x
BSQUARE Corp.      Common Stock  11776U102   8,391,693.75      200,100                 SHARED-OTHER          1      x



                                4




Centras Eletricas
 ADR               Common Stock  15234Q108   1,095,067.00      100,000                 SHARED-OTHER          1      x
Continental
 Airlines          Common Stock  210795308   7,432,812.50      167,500                 SHARED-OTHER          1      x
Cendant Corp.      Common Stock  151313103  13,281,250.00      500,000                 SHARED-OTHER          1      x
Cadence Design     Common Stock  127387108  13,800,000.00      575,000                 SHARED-OTHER          1      x
CEC Entertainment  Common Stock  125137109   9,887,500.00      350,000                 SHARED-OTHER          1      x
Century Aluminum   Common Stock  156431108   5,970,283.75      404,765                 SHARED-OTHER          1      x
Atlas Air Inc.     Common Stock  049164106   7,548,056.25      275,100                 SHARED-OTHER          1      x
Champion Int'l.    Common Stock  158525105  10,839,062.50      175,000                 SHARED-OTHER          1      x
Computer Horizons
 Corp.             Common Stock  205908106   3,628,125.00      225,000                 SHARED-OTHER          1      x
Calico Commerce    Common Stock  129897104   5,231,100.00       98,700                 SHARED-OTHER          1      x
 Subtotal                                     357,102,986   13,349,220
Chemdex Corp.      Common Stock  163595101      33,300.00          300                 SHARED-OTHER          1      x
CNF Transportation Common Stock  12612W104   6,900,000.00      200,000                 SHARED-OTHER          1      x
CK Witco Corp.     Common Stock  12562C108   5,283,131.15      395,000                 SHARED-OTHER          1      x
Capital One Finan. Common Stock  14040H105   4,052,568.75       84,100                 SHARED-OTHER          1      x
Columbia Health    Common Stock  197677107  11,725,000.00      400,000                 SHARED-OTHER          1      x
Compaq             Common Stock  204493100  16,237,500.00      600,000                 SHARED-OTHER          1      x
Cabletron Systems  Common Stock  126920107  13,000,000.00      500,000                 SHARED-OTHER          1      x
Cemex ADR          Common Stock  151290889   6,469,787.50      232,100                 SHARED-OTHER          1      x
Delta Airlines     Common Stock  247361108  17,733,250.00      356,000                 SHARED-OTHER          1      x
Diebold Inc.       Common Stock  253651103   3,066,750.00      130,500                 SHARED-OTHER          1      x
Dow Chemical       Common Stock  260543103   4,770,412.50       35,700                 SHARED-OTHER          1      x
Amdocs Ltd.        Common Stock  G02602103  10,350,000.00      300,000                 SHARED-OTHER          1      x
Devon Energy Corp. Common Stock  25179M103  12,821,250.00      390,000                 SHARED-OTHER          1      x
Brinker Int'l.     Common Stock  109641100   7,237,500.00      300,000                 SHARED-OTHER          1      x
eBenX Inc.         Common Stock  278668108   1,583,750.00       35,000                 SHARED-OTHER          1      x
Efficient Networks
 Inc               Common Stock  282056100  13,600,000.00      200,000                 SHARED-OTHER          1      x
E Trade Group      Common Stock  269246104   2,610,893.75       99,700                 SHARED-OTHER          1      x
Elcor Corp.        Common Stock  284443108   4,542,850.00      150,800                 SHARED-OTHER          1      x
Eastman Chemical   Common Stock  277432100   3,576,562.50       75,000                 SHARED-OTHER          1      x
Engery BioSystems  Common Stock  29265L706   2,000,000.00    1,000,000                 SHARED-OTHER          1      x
Euro909.com ADR    Common Stock  298737107   2,737,500.00      100,000                 SHARED-OTHER          1      x
ESS Tech. Inc.     Common Stock  269151106  12,022,725.00      543,400                 SHARED-OTHER          1      x
IXNet Inc          Common Stock  46601C109  15,031,250.00      500,000                 SHARED-OTHER          1      x
Extreme Networks   Common Stock  30226D106  17,479,890.00      209,340                 SHARED-OTHER          1      x
Ford Motor Co.     Common Stock  345370100  19,459,062.50      365,000                 SHARED-OTHER          1      x
Fairchild
 Semiconductor     Common Stock  303726103   6,000,000.00      200,000                 SHARED-OTHER          1      x
FEI Company        Common Stock  30241L109   2,600,987.50      165,800                 SHARED-OTHER          1      x
Flowers Industries Common Stock  343496105   8,679,562.50      544,600                 SHARED-OTHER          1      x
FreeShop.com       Common Stock  356873109  15,260,900.00      324,700                 SHARED-OTHER          1      x
Gannett Inc.       Common Stock  364730101   8,131,781.25       99,700                 SHARED-OTHER          1      x
Getty Images Inc.  Common Stock  374276103   6,816,993.75      139,300                 SHARED-OTHER          1      x
Georgia Gulf Corp. Common Stock  373200203   9,389,968.75      308,500                 SHARED-OTHER          1      x
Genus Inc.         Common Stock  372461103   2,340,000.00      520,000                 SHARED-OTHER          1      x
Gap Stores         Common Stock  364760108   2,300,000.00       50,000                 SHARED-OTHER          1      x
Goldman Sachs      Common Stock  38141G104  47,093,750.00      500,000                 SHARED-OTHER          1      x


                                5




 Subtotal                                     322,938,877   10,054,540
Global TeleSys.
 Group             Common Stock  37936U104  14,768,750.00      425,000                 SHARED-OTHER          1      x
Gymboree Corp.     Common Stock  403777105   3,227,625.00      573,800                 SHARED-OTHER          1      x
Human Genome
 Science           Common Stock  444903108   1,265,750.00        8,300                 SHARED-OTHER          1      x
ITT Hartford Group Common Stock  416515104   9,787,675.00      206,600                 SHARED-OTHER          1      x
Homestake Mining
 Co.               Common Stock  437614100   5,468,750.00      700,000                 SHARED-OTHER          1      x
Health Mgmt. Sys.  Common Stock  42219M100   2,896,875.00      450,000                 SHARED-OTHER          1      x
Honeywell          Common Stock  438516106   8,681,968.75      150,500                 SHARED-OTHER          1      x
Starwood Hotels    Common Stock  85590A203  23,500,000.00    1,000,000                 SHARED-OTHER          1      x
Hussmann Intl.     Common Stock  448110106   6,778,125.00      450,000                 SHARED-OTHER          1      x
ILEX Oncology Inc. Common Stock  451923106   6,950,412.50      288,100                 SHARED-OTHER          1      x
Inamed Corp.       Common Stock  453235103   5,092,500.00      116,400                 SHARED-OTHER          1      x
Impala Platinum
 ADR               Common Stock  452553209   6,899,438.25      170,200                 SHARED-OTHER          1      x
Infonet Services   Common Stock  45666T106  16,406,250.00      625,000                 SHARED-OTHER          1      x
Infospace.Com      Common Stock  45678T102  11,723,775.00       54,800                 SHARED-OTHER          1      x
Impax Laboratories Common Stock  45256B101   8,705,887.25    1,882,354                 SHARED-OTHER          1      x
InSiteVision       Common Stock  457660108   1,716,000.00      624,000                 SHARED-OTHER          1      x
Jazztel            Common Stock  47214R152   4,363,375.00       67,000                 SHARED-OTHER          1      x
Jones Intercable   Common Stock  480206200  17,793,750.00      260,000                 SHARED-OTHER          1      x
KLM Royal Dutch
 Airlines          Common Stock  482516309   1,246,875.00       50,000                 SHARED-OTHER          1      x
Kushner-Locke Co.  Common Stock  501337406   1,737,500.00      400,000                 SHARED-OTHER          1      x
KOPN Mar 37.5 Puts Puts          500600951     271,250.00          700                 SHARED-OTHER          1      x
MBNA Corp          Common Stock  55262L100   7,493,750.00      275,000                 SHARED-OTHER          1      x
LaBranche & Co.
 Inc.              Common Stock  505447102   2,550,000.00      200,000                 SHARED-OTHER          1      x
Lycos Inc.         Common Stock  550818108  15,912,500.00      200,000                 SHARED-OTHER          1      x
LifeF/X Units      Common Stock  53218N106  11,057,500.00    1,000,000                 SHARED-OTHER          1      x
Liposome           Common Stock  536310105   4,850,000.00      400,000                 SHARED-OTHER          1      x
Laser Mortgage     Common Stock  51806D100   6,571,500.00    1,617,600                 SHARED-OTHER          1      x
Liquid Audio Inc   Common Stock  53631T102   5,957,150.00      226,400                 SHARED-OTHER          1      x
Southwest Airlines Common Stock  844741108   8,062,500.00      500,000                 SHARED-OTHER          1      x
Lynx Therapeutics  Common Stock  551812308   1,760,000.00       55,000                 SHARED-OTHER          1      x
MBIA Inc.          Common Stock  55262C100   6,601,562.50      125,000                 SHARED-OTHER          1      x
Millennium
 Chemicals Inc     Common Stock  599903101   5,310,775.00      268,900                 SHARED-OTHER          1      x
MessageMedia Inc   Common Stock  590787107   3,732,932.74      265,453                 SHARED-OTHER          1      x
Methode Elec.
 Inc.              Common Stock  591520200  20,771,200.00      649,100                 SHARED-OTHER          1      x
Modis Prof.
 Services          Common Stock  607830106   7,239,000.00      508,000                 SHARED-OTHER          1      x
 Subtotal                                     267,152,902   14,793,207
Maxtor Corp        Common Stock  577729205   8,676,937.50    1,202,000                 SHARED-OTHER          1      x
Netegrity Inc.     Common Stock  64110P107  12,443,827.27      242,836                 SHARED-OTHER          1      x
NN Jan 20 Calls    Calls         650901901     375,000.00        1,000                 SHARED-OTHER          1      x




                                6




Nat'l
 Semiconductor     Common Stock  637640103  10,703,125.00      250,000                 SHARED-OTHER          1      x
NextCard Inc       Common Stock  65332K107   5,775,000.00      200,000                 SHARED-OTHER          1      x
Olin Corp.         Common Stock  680665205   5,012,562.50      253,000                 SHARED-OTHER          1      x
Outback
 Steakhouse Inc.   Common Stock  689899102   7,132,812.50      275,000                 SHARED-OTHER          1      x
Pairgain Tech.     Common Stock  695934109   4,256,250.00      300,000                 SHARED-OTHER          1      x
Priceline.com Inc  Common Stock  741503106   7,395,750.00      155,700                 SHARED-OTHER          1      x
P-Com Inc.         Common Stock  693262107  11,723,268.75    1,330,300                 SHARED-OTHER          1      x
Sprint Corp PCS    Common Stock  852061506  10,250,000.00      100,000                 SHARED-OTHER          1      x
Progressive Corp.  Common Stock  743315103   7,312,500.00      100,000                 SHARED-OTHER          1      x
Phone.com Inc.     Common Stock  71920Q100  29,109,375.00      250,000                 SHARED-OTHER          1      x
Premier Parks      Common Stock  740540208   5,775,000.00      200,000                 SHARED-OTHER          1      x
Photronics Inc.    Common Stock  719405102   5,098,406.25      178,500                 SHARED-OTHER          1      x
Park Place Ent.    Common Stock  700690100   6,250,000.00      500,000                 SHARED-OTHER          1      x
Psinet             Common Stock  74437C101  30,956,362.50      499,800                 SHARED-OTHER          1      x
Physician Sales    Common Stock  69366A100   6,843,750.00      730,000                 SHARED-OTHER          1      x
Partner Comm.      Common Stock  70211M109   8,849,250.00      342,000                 SHARED-OTHER          1      x
Power-One Inc.     Common Stock  739308104   9,698,625.00      209,700                 SHARED-OTHER          1      x
Qwest Comm. Intl.  Common Stock  749121109  12,881,250.00      300,000                 SHARED-OTHER          1      x
QLogic Corp.       Common Stock  747277101  10,615,700.00       66,400                 SHARED-OTHER          1      x
QLT Photothera.
 ADR               Common Stock  746927102   7,050,000.00      120,000                 SHARED-OTHER          1      x
Reynolds &
 Reynolds          Common Stock  761695105   8,651,250.00      384,500                 SHARED-OTHER          1      x
Reynolds Metals    Common Stock  761763101  49,806,250.00      650,000                 SHARED-OTHER          1      x
RIMM Jan 40 Puts   Puts          760975952     271,875.00          870                 SHARED-OTHER          1      x
Sangstat Medical   Common Stock  801003104  12,355,937.50      416,200                 SHARED-OTHER          1      x
Symbol Tech.       Common Stock  871508107  12,750,000.00      200,000                 SHARED-OTHER          1      x
Stolt Comex Seaway Common Stock  L8873E103   8,316,000.00      756,000                 SHARED-OTHER          1      x
Santa Fe Inter.
 Corp.             Common Stock  G7805C108  12,937,500.00      500,000                 SHARED-OTHER          1      x
Santa Fe Snyder
 Corp.             Common Stock  80218K105   7,260,000.00      907,500                 SHARED-OTHER          1      x
Schering Plough    Common Stock  806605101   6,356,250.00      150,000                 SHARED-OTHER          1      x
SK Telecom ADR     Common Stock  78440P108  23,025,000.00      600,000                 SHARED-OTHER          1      x
Skywest Inc.       Common Stock  830879102   2,100,000.00       75,000                 SHARED-OTHER          1      x
Solutia Inc.       Common Stock  834376105   1,543,750.00      100,000                 SHARED-OTHER          1      x
 Subtotal                                     369,558,565   12,546,306
Spectrian Corp     Common Stock  847608106   9,078,750.00      322,800                 SHARED-OTHER          1      x
Splash Tech.
 Holdings          Common Stock  848623104   2,599,687.50      295,000                 SHARED-OTHER          1      x
Sappi Ltd ADR      Common Stock  803069202     539,962.50       56,100                 SHARED-OTHER          1      x
SciQuest.com       Common Stock  80908Q107  23,946,454.34      401,618                 SHARED-OTHER          1      x
US SEARCH.com Inc. Common Stock  903404101   2,481,937.50      325,500                 SHARED-OTHER          1      x
ARV Assisted
 Living            Common Stock  00204C107   1,157,550.00      771,700                 SHARED-OTHER          1      x
Smurfit Stone      Common Stock  832727101  16,837,437.50      689,000                 SHARED-OTHER          1      x
Sovereign Bancorp  Common Stock  845905108   1,604,934.37      216,700                 SHARED-OTHER          1      x
24-7 Media Inc     Common Stock  901314104  28,000,000.00      500,000                 SHARED-OTHER          1      x
Teltrend Inc.      Common Stock  87969R106   9,030,000.00      301,000                 SHARED-OTHER          1      x


                                7




Tele Norte Leste
 Celular           Common Stock  879246106   8,925,000.00      350,000                 SHARED-OTHER          1      x
Tosco Corp.        Common Stock  891490302   8,156,250.00      300,000                 SHARED-OTHER          1      x
Telesp Part.       Common Stock  87929A102  10,996,875.00      450,000                 SHARED-OTHER          1      x
UAL Corp.          Common Stock  902549500   7,857,081.25      101,300                 SHARED-OTHER          1      x
UnitedGlobal
 Com 'A'           Class A       913247508  22,480,000.00      320,000                 SHARED-OTHER          1      x
Union Carbide      Common Stock  905581104  35,377,500.00      530,000                 SHARED-OTHER          1      x
Visible Genetics
 Inc.              Common Stock  92829S104  10,404,650.00      357,700                 SHARED-OTHER          1      x
Seagram Co. Ltd.   Common Stock  811850106   6,712,500.00      150,000                 SHARED-OTHER          1      x
Vastar Resources   Common Stock  922380100  10,714,400.00      181,600                 SHARED-OTHER          1      x
Verio Inc          Common Stock  923433106   9,237,500.00      200,000                 SHARED-OTHER          1      x
Warner Lambert     Common Stock  934488107   8,193,750.00      100,000                 SHARED-OTHER          1      x
Westell Tech. Inc. Common Stock  957541105     531,250.00       50,000                 SHARED-OTHER          1      x
XL Capital Ltd.    Common Stock  G98255105  22,565,625.00      435,000                 SHARED-OTHER          1      x
Exxon Mobil Corp.  Common Stock  30231G102  32,225,000.00      400,000                 SHARED-OTHER          1      x
Zi Corp            Common Stock  988918108   7,318,075.00      349,520                 SHARED-OTHER          1      x

Grand Total                                 1,613,725,500   58,897,811

                                           296,972,169.96    8,154,538
                                         1,613,725,499.87   58,897,811





























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